Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss (USD'000)	$ (20,000)	$ (10,758)
Ordinary Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	108,980,395	21,199,165
Weighted average shares outstanding - diluted	108,980,395	21,199,165
Net earnings / (loss) per Ordinary Share
Basic weighted average loss per share (USD)	$ (0.17)	$ (0.37)
Diluted weighted average loss per share (USD)	$ (0.17)	$ (0.37)
F Shares
Ordinary Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,800	1,499,700
Weighted average shares outstanding - diluted	1,499,800	1,499,700
Net earnings / (loss) per Ordinary Share
Basic weighted average loss per share (USD)	$ (0.86)	$ (1.87)
Diluted weighted average loss per share (USD)	$ (0.86)	$ (1.87)